Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segmental analysis
Total income	£ 14,253	£ 13,402	£ 13,133
UK Personal Banking
Segmental analysis
Total income	4,866	5,054	5,282
Ulster Bank RoI
Segmental analysis
Total income	567	610	604
Commercial Banking
Segmental analysis
Total income	4,318	4,602	4,679
Private Banking
Segmental analysis
Total income	777	775	678
RBS International
Segmental analysis
Total income	610	594	389
NatWest Markets
Segmental analysis
Total income	1,342	1,442	1,050
Central Items & other
Segmental analysis
Total income	1,773	325	451
Operating segment
Segmental analysis
Total income	14,253	13,402	13,133
Operating segment | UK Personal Banking
Segmental analysis
Total income	4,834	5,021	5,265
Operating segment | Ulster Bank RoI
Segmental analysis
Total income	562	613	609
Operating segment | Commercial Banking
Segmental analysis
Total income	4,814	5,079	5,051
Operating segment | Private Banking
Segmental analysis
Total income	631	655	594
Operating segment | RBS International
Segmental analysis
Total income	603	469	281
Operating segment | NatWest Markets
Segmental analysis
Total income	1,664	1,510	1,077
Operating segment | Central Items & other
Segmental analysis
Total income	1,145	55	256
Consolidation adjustments | UK Personal Banking
Segmental analysis
Total income	32	33	17
Consolidation adjustments | Ulster Bank RoI
Segmental analysis
Total income	5	(3)	(5)
Consolidation adjustments | Commercial Banking
Segmental analysis
Total income	(496)	(477)	(372)
Consolidation adjustments | Private Banking
Segmental analysis
Total income	146	120	84
Consolidation adjustments | RBS International
Segmental analysis
Total income	7	125	108
Consolidation adjustments | NatWest Markets
Segmental analysis
Total income	(322)	(68)	(27)
Consolidation adjustments | Central Items & other
Segmental analysis
Total income	£ 628	£ 270	£ 195